UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-07493)

The Hennessy Funds, Inc.
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2012

Date of reporting period:  January 31, 2012

Item 1. Schedule of Investments.

Hennessy Balanced Fund
Schedule of Investments
January 31, 2012 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 48.25%
Consumer Discretionary - 2.82%
McDonald's Corp.	5,900	$584,395	2.82%
Consumer Staples - 8.47%
Kraft Foods, Inc.	26,350	1,009,205	4.87%
Procter & Gamble Co.	11,850	747,024	3.60%
		1,756,229	8.47%
Energy - 1.22%
Chevron Corp.	2,450	252,546	1.22%
Financials - 0.42%
Travelers Companies, Inc.	1,500	87,450	0.42%
Health Care - 13.90%
Johnson & Johnson	14,450	952,399	4.60%
Merck & Co., Inc.	25,450	973,717	4.70%
Pfizer, Inc.	44,600	954,440	4.60%
		2,880,556	13.90%
Industrials - 2.81%
General Electric Co.	31,100	581,881	2.81%
Information Technology - 4.67%
Intel Corp.	36,600	966,972	4.67%
Materials - 4.89%
EI Du Pont de Nemours & Co.	19,900	1,012,711	4.89%
Telecommunication Services - 9.05%
AT&T, Inc.	31,550	927,886	4.48%
Verizon Communications, Inc.	25,150	947,149	4.57%
		1,875,035	9.05%
TOTAL COMMON STOCKS (Cost $8,811,209)		9,997,775	48.25%

SHORT-TERM INVESTMENTS - 51.60%
Money Market Fund - 3.37%
Fidelity Government Portfolio - Institutional Class, 0.01% (a)	698,953	698,953	3.37%
TOTAL MONEY MARKET FUND (Cost $698,953)		698,953	3.37%
U.S. Treasury Bill - 48.23%
0.005%, 02/09/2012 (b)	1,900,000	1,899,950	9.17%
0.050%, 05/03/2012 (b)	200,000	199,973	0.96%
0.115%, 05/31/2012 (b)	300,000	299,938	1.45%
0.125%, 08/23/2012 (b)	700,000	699,673	3.38%
0.090%, 09/20/2012 (b)	600,000	599,691	2.89%
0.100%, 11/15/2012 (b)	2,600,000	2,598,027	12.54%
0.110%, 12/13/2012 (b)	2,900,000	2,897,585	13.98%
0.105%, 01/10/2013 (b)	800,000	799,160	3.86%
TOTAL U.S. TREASURY BILL (Cost $9,994,424)		9,993,997	48.23%
TOTAL SHORT-TERM INVESTMENTS (Cost $10,693,377)		10,692,950	51.60%

Total Investments (Cost $19,504,586) - 99.85%		20,690,725	99.85%
Other Assets in Excess of Liabilities - 0.15%		32,142	0.15%
TOTAL NET ASSETS - 100.00%		$20,722,867	100.00%

Percentages are stated as a percent of net assets.

(a) The rate listed is the fund's 7-day yield as of January 31, 2012.
(b) The rate listed is discount rate at issue.

The cost basis of investments for federal income tax purposes at January 31, 2012 was as follows*:

Cost of investments	$19,531,089
Gross unrealized appreciation	1,338,633
Gross unrealized depreciation	(178,997)
Net unrealized appreciation	$1,159,636

Summary of Fair Value Exposure at January 31, 2012
The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participant’s would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trust, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

The Board of Directors/Trustees of the Funds has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures.  There are numerous criteria that will be given consideration in determining a fair value of a security.  Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market.  Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.  Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Mutual Funds – Investments in mutual funds are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as Level 1 securities.

U.S. Government Securities – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using prices furnished by a pricing service.  U.S. government securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of each Fund’s investments.  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the fund's net assets as of January 31, 2012:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$584,395	$-	$-	$584,395
Consumer Staples	1,756,229	-	-	1,756,229
Energy	252,546	-	-	252,546
Financials	87,450	-	-	87,450
Health Care	2,880,556	-	-	2,880,556
Industrials	581,881	-	-	581,881
Information Technology	966,972	-	-	966,972
Materials	1,012,711			1,012,711
Telecommunication Services	1,875,035	-	-	1,875,035
Total Common Stock	$9,997,775	$-	$-	$9,997,775

Short-Term Investments
U.S. Treasury Bills	-	9,993,997	-	9,993,997
Money Market Funds	698,953	-	-	698,953
Total Short-Term Investments	$698,953	$9,993,997	$-	$10,692,950

Total Investments in Securities	$10,696,728	$9,993,997	$-	$20,690,725

Transfers between levels are recognized at the end of the reporting period. During the period ended January 31, 2012, the Fund recognized no transfers between levels.

Hennessy Total Return Fund
Schedule of Investments
January 31, 2012 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 74.69%
Consumer Discretionary - 3.55%
McDonald's Corp.	25,200	$2,496,060	3.55%
Consumer Staples - 11.36%
Kraft Foods, Inc.	115,300	4,415,990	6.28%
Procter & Gamble Co.	56,600	3,568,064	5.08%
		7,984,054	11.36%
Energy - 3.47%
Chevron Corp.	23,700	2,442,996	3.47%
Financials - 1.99%
Travelers Companies, Inc.	24,000	1,399,200	1.99%
Health Care - 20.06%
Johnson & Johnson	72,100	4,752,111	6.76%
Merck & Co., Inc.	119,500	4,572,070	6.50%
Pfizer, Inc.	223,400	4,780,760	6.80%
		14,104,941	20.06%
Industrials - 6.46%
General Electric Co.	242,700	4,540,917	6.46%
Information Technology - 7.60%
Intel Corp.	202,100	5,339,482	7.60%
Materials - 7.06%
EI Du Pont de Nemours & Co.	97,500	4,961,775	7.06%
Telecommunication Services - 13.14%
AT&T, Inc.	157,300	4,626,193	6.58%
Verizon Communications, Inc.	122,400	4,609,584	6.56%
		9,235,777	13.14%
TOTAL COMMON STOCKS (Cost $45,025,216)		52,505,202	74.69%

SHORT-TERM INVESTMENTS - 54.58%
Money Market Fund - 0.54%
Fidelity Government Portfolio - Institutional Class, 0.01% (a)	377,379	377,379	0.54%
TOTAL MONEY MARKET FUND (Cost $377,379)		377,379	0.54%
U.S. Treasury Bills* - 54.04%
0.005%, 02/09/2012 (b)	13,000,000	12,999,994	18.49%
0.110%, 03/15/2012 (b)	10,000,000	10,000,060	14.22%
0.105%, 04/19/2012 (b)	15,000,000	14,998,455	21.33%
TOTAL U.S. TREASURY BILLS (Cost $37,999,404)		37,998,509	54.04%
TOTAL SHORT-TERM INVESTMENTS (Cost $38,376,783)		38,375,888	54.58%

Total Investments (Cost $83,401,999) - 129.27%		90,881,090	129.27%
Liabilities in Excess of Other Assets - (29.27)%		(20,579,550)	(29.27)%
TOTAL NET ASSETS - 100.00%		$70,301,540	100.00%

Percentages are stated as a percent of net assets.

(a)	The rate listed is the fund's 7-day yield as of January 31,2012.
(b)	The rate listed is discount rate at issue.
*	Collateral or partial collateral for securities sold subject to repurchase.

The cost basis of investments for federal income tax purposes at January 31, 2012 was as follows*:

Cost of investments	$83,589,802
Gross unrealized appreciation	8,107,956
Gross unrealized depreciation	(816,668)
Net unrealized appreciation	$7,291,288

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2012
The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participant’s would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trust, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

The Board of Directors/Trustees of the Funds has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures.  There are numerous criteria that will be given consideration in determining a fair value of a security.  Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market.  Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.  Depending on the relative significance of thevaluation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Mutual Funds – Investments in mutual funds are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as Level 1 securities.

U.S. Government Securities – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using prices furnished by a pricing service.  U.S. government securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of each Fund’s investments.  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the fund's net assets as of January 31, 2012:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$2,496,060	$-	$-	$2,496,060
Consumer Staples	7,984,054	-	-	7,984,054
Energy	2,442,996	-	-	2,442,996
Financials	1,399,200	-	-	1,399,200
Health Care	14,104,941	-	-	14,104,941
Industrials	4,540,917	-	-	4,540,917
Information Technology	5,339,482	-	-	5,339,482
Materials	4,961,775			4,961,775
Telecommunication Services	9,235,777	-	-	9,235,777

Total Common Stock	$52,505,202	$-	$-	$52,505,202

Short-Term Investments
U.S. Treasury Bills	-	37,998,509	-	37,998,509
Money Market Funds	377,379	-	-	377,379
Total Short-Term Investments	$377,379	$37,998,509	$-	$38,375,888

Total Investments in Securities	$52,882,581	$37,998,509	$-	$90,881,090

Transfers between levels are recognized at the end of the reporting period. During the period ended January 31, 2012, the Fund recognized no transfers between levels.

Reverse repurchase agreements are carried at face value, hence, are not included in the fair valuation hierarchy.  The  face value of the reverse repurchase agreements at January 31, 2012 was $20,700,000.  Due to the short term nature of the reverse repurchase agreements, face value approximates fair value.  The face value plus interest due at maturity is equal to $20,713,310

Hennessy Total Return Fund
Schedule of Reverse Repurchase Agreements
January 31, 2012 (Unaudited)

Face			Principal		Maturity
Value	Counterparty	Rate	Trade Date	Maturity Date	Amount
$ 7,200,000	UBS Financial Services, Inc.	0.28%	11/14/2011	2/9/2012	$ 7,204,872
4,500,000	UBS Financial Services, Inc.	0.25%	12/16/2011	3/15/2012	4,502,813
9,000,000	UBS Financial Services, Inc.	0.25%	1/20/2012	4/19/2012	9,005,625
$ 20,700,000					$ 20,713,310

As of January 31, 2012, the fair value of securities held as collateral on reverse repurchase agreements was $ 37,998,509 as noted on the Schedule of Investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Hennessy Funds, Inc.

By (Signature and Title)          /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date         3/27/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date           3/27/12

By (Signature and Title)*        /s/ Teresa M. Nilsen
Teresa M. Nilsen, Principal Financial Officer

Date          3/27/12